PROPERTY AND EQUIPMENT NET (Tables)	12 Months Ended
Jun. 30, 2022
PROPERTY AND EQUIPMENT NET
Property and equipment
			Construction	Leasehold	Machinery	Computer	Furnitures
	Land	Building	in progress	improvements	and equipment	equipment	and fixtures	Total
	$	$	$	$	$	$	$	$
Cost
As at June 30, 2020	545,120	1,417,312	1,833,653	1,113,867	-	44,645	30,984	4,985,581
Additions	-	-	-	356,337	5,657	84,394	294,607	740,995
Disposals	-	-	-	(11,384)	-	(13,444)	(22,229)	(47,057)
Acqusition of subsidiaries	417,183	1,036,378	-	3,889	323,823	-	12,251	1,793,524
Translation adjustment	(60,124)	(143,324)	-	(155,296)	(11,023)	-	-	(369,767)
Transfer	-	-	(1,833,653)	1,833,653	-	-	-	-
Impairment charge	(95,429)	(248,115)	-	(320,999)	-	-	-	(664,543)
As at June 30, 2021	806,750	2,062,251	-	2,820,066	318,457	115,595	315,613	6,438,734
Additions	-	24,311	-	505,062	-	36,384	95,879	661,636
Disposals	(403,524)	(1,019,086)	-	(1,162,803)	-	-	-	(2,585,413)
Translation adjustment	-	(21,743)	-	-	-	-	-	(21,743)
Impairment charge	-	-	-	(211,774)	-	-	-	(211,774)
As at June 30, 2022	403,226	1,045,734	-	1,950,551	318,457	151,979	411,492	4,281,440

Accumulated depreciation
As at June 30, 2020	-	-	-	(2,027)	-	(2,708)	(1,033)	(5,768)
Depreciation	-	(46,365)	-	(256,534)	(22,379)	(29,711)	(28,487)	(383,476)
Disposals	-	-	-	-	-	-	1,097	1,097
Translation adjustment	-	1,551	-	6,735	749	-	-	9,035
As at June 30, 2021	-	(44,814)	-	(251,826)	(21,630)	(32,419)	(28,423)	(379,112)
Depreciation	-	(22,475)	-	(230,161)	(11,457)	(36,176)	(44,919)	(345,188)
Disposals	-	-	-	(22,570)	(34,047)	(10,764)	(50,054)	(117,435)
Translation adjustment	-	-	-	-	-	-	-	-
As at June 30, 2022	-	(67,289)	-	(504,557)	(67,134)	(79,359)	(123,396)	(841,735)

Net book value ($)
At June 30, 2020	545,120	1,417,312	1,833,653	1,111,840	-	41,937	29,951	4,979,813
At June 30, 2021	806,750	2,017,437	-	2,568,240	296,827	83,176	287,190	6,059,622
At June 30, 2022	403,226	978,445	-	1,445,994	251,323	72,620	288,096	3,439,705